Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets
11.	Intangible Assets

Cost:	Software	Licences	Total
Balance, December 31, 2022	$18,181	$24,663,489	$24,681,670
Movement in exchange rates	1,373	809	2,182
Balance, December 31, 2023	19,554	24,664,298	24,683,852
Impact of sale of RPK	(18,663)	(24,648,225)	(24,666,888)
Movement in exchange rates	(891)	(246)	(1,137)
Balance, December 31, 2024	$—	$15,827	$15,827

Accumulated amortization:	Software	Licences	Total
Balance, December 31, 2022	$8,254	$2,464,822	$2,473,076
Amortization	7,525	2,464,823	2,472,348
Movement in exchange rates	1,213	—	1,213
Balance, December 31, 2023	16,992	4,929,645	4,946,637
Amortization	—	—	—
Impact of sale of RPK	(16,593)	(4,929,645)	(4,946,238)
Movement in exchange rates	(399)	—	(399)
Balance, December 31, 2024	$—	$—	$—

Impairment:	Software	Licences	Total
Balance, December 31, 2022	$—	$—	$—
Impairment	2,070	15,935,463	15,937,533
Balance, December 31, 2023	2,070	15,935,463	15,937,533
Impact of sale of RPK	(2,070)	(15,935,463)	(15,937,533)
Balance, December 31, 2024	$—	$—	$—

Net book value	Software	Licences	Total
Balance, December 31, 2023	$492	$3,799,190	$3,799,682
Balance, December 31, 2024	$—	$15,827	$15,827

During the year ended December 31, 2023, the Company’s intangible assets consists of computer software program with a carrying value of $492, and licenses consisting of a cannabis distribution license with a carrying value of $16,073 at December 31, 2024 and a cannabis API manufacturing and GMP license with a carrying value of $3,783,117.

The Company considered indicators of impairment at December 31, 2023. Pursuant to the sale of RPK, the Company impaired a portion of its intangible assets and recognized an impairment loss of $15,937,533 in the consolidated statements of loss and comprehensive loss during the year ended December 31, 2023.

During the year ended December 31, 2024, concurrent to the sale of RPK, the Company derecognized RPK’s cannabis API manufacturing and GMP license with a net book value of $3,783,117 (note 5). As of December 31, 2024, the Company’s remaining intangible asset consist of cannabis distribution license with a carrying value of $15,827.

At December 31, 2024, Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.